Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted Net Assets
Appropriation of after-tax income to general reserve fund or statutory surplus reserve fund (as a percentage)	10.00%
Transfer of assets, restricted portion	¥ 123,330	¥ 150,000